Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [Abstract]
Schedule of property, plant and equipment
	BVVE and electrical components	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost:
Balance as of January 1, 2021	$52,676	$9,000	$3,263	$2,707	$448	$68,094
Additions through business combination (Note 4)	7,081	—	840	—	—	7,921
Additions during the period	114,323	—	470	3,265	136	118,194
Dispositions during the period	(6,146)	—	(24)	(189)	(37)	(6,396)
Transfer to assets held for sale	(11,287)	—	—	—	—	(11,287)
Balance as of December 31, 2021	156,647	9,000	4,549	5,783	547	176,526

Balance as of January 1, 2020	54,127	9,000	2,721	2,415	381	68,644
Additions during the period	9,548	—	542	306	80	10,476
Dispositions during the period	(10,999)	—	—	(14)	(13)	(11,026)
Balance as of December 31, 2020	52,676	9,000	3,263	2,707	448	68,094

Accumulated Depreciation:
Balance as of January 1, 2021	30,042	—	185	1,861	213	32,301
Depreciation	22,233	—	104	396	79	22,812
Dispositions during the period	(5,172)	—	(3)	(148)	(28)	(5,351)
Transfer to assets held for sale	(10,026)	—	—	—	—	(10,026)
Impairment	—	1,800	—	—	—	1,800
Impairment reversal	(1,311)	—	—	(549)	—	(1,860)
Balance as of December 31, 2021	35,766	1,800	286	1,560	264	39,676

Balance as of January 1, 2020	28,976	—	101	1,641	152	30,870
Depreciation	9,762	—	84	234	68	10,148
Dispositions during the period	(8,696)	—	—	(14)	(7)	(8,717)
Balance as of December 31, 2020	30,042	—	185	1,861	213	32,301
Net book value as of
December 31, 2021	$120,881	$7,200	$4,263	$4,223	$283	$136,850
December 31, 2020	$22,634	$9,000	$3,078	$846	$235	$35,793

Schedule of quantity of BVVE held by the company
	MicroBT Whatsminer (BTC)*	Bitmain S19j Pro	Innosilicon T3 & T2T (BTC)**	Canaan Avalon A10 (BTC)	Other Bitmain Antminers (BTC)***	Total
Quantity as of January 1, 2021	8,394	—	6,446	1,024	11,244	27,108
Additions during the period	10,397	7,172	—	—	—	17,569
Dispositions during the period	(116)	—	—	—	(3,171)	(3,287)
Quantity as of December 31, 2021	18,675	7,172	6,446	1,024	8,073	41,390